Buffalo Early Stage Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Shutterstock, Inc.	17,900	$543,265

Consumer Discretionary - 12.9%
Automobile Components - 1.5%
Patrick Industries, Inc.	12,600	1,046,808
		$–
Diversified Consumer Services - 2.2%
OneSpaWorld Holdings Ltd.	75,300	1,498,470
		$–
Hotels, Restaurants & Leisure - 5.6%
Accel Entertainment, Inc. (a)	105,100	1,122,468
Playa Hotels & Resorts NV (a)	173,700	2,197,305
Portillo's, Inc. - Class A (a)	64,500	606,300
		3,926,073
Household Durables - 3.6%
Champion Homes, Inc. (a)	18,070	1,591,967
Lovesac Co. (a)	37,750	893,165
		2,485,132
Total Consumer Discretionary		8,956,483

Consumer Staples - 2.3%
Food Products - 2.3%
SunOpta, Inc. (a)	208,000	1,601,600

Energy - 1.8%
Energy Equipment & Services - 1.8%
Cactus, Inc. - Class A	21,320	1,244,235

Financials - 14.1%
Capital Markets - 4.4%
Hamilton Lane, Inc. - Class A	10,485	1,552,304
Open Lending Corp. (a)	116,100	693,117
WisdomTree, Inc.	76,000	798,000
		3,043,421
Financial Services - 7.9%
Compass Diversified Holdings	96,100	2,217,988
i3 Verticals, Inc. - Class A (a)	48,200	1,110,528
Shift4 Payments, Inc. - Class A (a)	21,100	2,189,758
		5,518,274
Insurance - 1.8%
Kinsale Capital Group, Inc.	2,660	1,237,246
Total Financials		9,798,941

Health Care - 20.3%
Biotechnology - 4.1%
ADMA Biologics, Inc. (a)	33,000	565,950
Halozyme Therapeutics, Inc. (a)	33,710	1,611,675
Vericel Corp. (a)	12,000	658,920
		2,836,545
Health Care Equipment & Supplies - 7.0%
Establishment Labs Holdings, Inc. (a)	23,100	1,064,217
Inspire Medical Systems, Inc. (a)	5,800	1,075,204
Omnicell, Inc. (a)	14,700	654,444
OrthoPediatrics Corp. (a)	28,490	660,398
QuidelOrtho Corp. (a)	24,700	1,100,385
STAAR Surgical Co. (a)	13,375	324,879
		4,879,527
Health Care Providers & Services - 3.7%
Castle Biosciences, Inc. (a)	40,100	1,068,665
Option Care Health, Inc. (a)	48,840	1,133,088
Progyny, Inc. (a)	23,460	404,685
		2,606,438
Health Care Technology - 4.0%
HealthStream, Inc.	67,100	2,133,780
Simulations Plus, Inc.	23,000	641,470
		2,775,250
Life Sciences Tools & Services - 1.5%
BioLife Solutions, Inc. (a)	39,400	1,022,824
Total Health Care		14,120,584

Industrials - 26.4%(b)
Aerospace & Defense - 4.1%
AeroVironment, Inc. (a)	2,850	438,587
Cadre Holdings, Inc.	49,700	1,605,310
Kratos Defense & Security Solutions, Inc. (a)	30,000	791,400
		2,835,297
Building Products - 3.4%
Advanced Drainage Systems, Inc.	9,200	1,063,520
Apogee Enterprises, Inc.	18,500	1,321,085
		2,384,605
Construction & Engineering - 2.2%
Bowman Consulting Group Ltd. (a)	60,400	1,506,980
		$–
Machinery - 7.1%
Federal Signal Corp.	21,040	1,943,886
Hillman Solutions Corp. (a)	160,000	1,558,400
Kornit Digital Ltd. (a)	46,000	1,423,700
		4,925,986
Professional Services - 7.1%
ICF International, Inc.	12,100	1,442,441
NV5 Global, Inc. (a)	52,160	982,694
Verra Mobility Corp. (a)	43,800	1,059,084
Willdan Group, Inc. (a)	37,700	1,435,993
		4,920,212
Trading Companies & Distributors - 2.5%
Transcat, Inc. (a)	16,700	1,765,858
Total Industrials		18,338,938

Information Technology - 13.8%
Communications Equipment - 1.3%
Calix, Inc. (a)	26,280	916,384
		$–
Electronic Equipment, Instruments & Components - 2.3%
Napco Security Technologies, Inc.	32,400	1,152,144
nLight, Inc. (a)	42,800	448,972
		1,601,116
IT Services - 2.2%
BigCommerce Holdings, Inc. (a)	85,500	523,260
Grid Dynamics Holdings, Inc. (a)	46,300	1,029,712
		1,552,972
Software - 6.5%
CyberArk Software Ltd. (a)	2,990	996,118
Teradata Corp. (a)	29,000	903,350
Varonis Systems, Inc. (a)	23,400	1,039,662
Vertex, Inc. - Class A (a)	29,760	1,587,696
		4,526,826
Technology Hardware, Storage & Peripherals - 1.5%
CPI Card Group, Inc. (a)	35,000	1,046,150
Total Information Technology		9,643,448

Materials - 2.0%
Chemicals - 2.0%
Element Solutions, Inc.	56,000	1,424,080
TOTAL COMMON STOCKS (Cost $46,273,908)		65,671,574

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Real Estate - 1.5%
Health Care REITs - 1.5%
Community Healthcare Trust, Inc.	53,600	1,029,656
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,437,562)		1,029,656

SHORT-TERM INVESTMENTS - 4.2%	Shares	Value
Money Market Funds - 4.2%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	2,928,559	2,928,559
TOTAL SHORT-TERM INVESTMENTS (Cost $2,928,559)		2,928,559

TOTAL INVESTMENTS - 100.1% (Cost $50,640,029)		69,629,789
Liabilities in Excess of Other Assets - (0.1)%		(71,135)
TOTAL NET ASSETS - 100.0%		$69,558,654
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Early Stage Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,671,574	$–	$–	$65,671,574
Real Estate Investment Trusts	1,029,656	–	–	1,029,656
Money Market Funds	2,928,559	–	–	2,928,559
Total Investments	$69,629,789	$–	$–	$69,629,789

Refer to the Schedule of Investments for further disaggregation of investment categories.